Consolidated Summary of Investments - Other Than Investments in Related Parties	12 Months Ended
Dec. 31, 2011
Consolidated Summary of Investments - Other Than Investments in Related Parties [Abstract]
Consolidated Summary of Investments - Other Than Investments in Related Parties

MetLife, Inc.

Schedule I

Consolidated Summary of Investments —

Other Than Investments in Related Parties

December 31, 2011

(In millions)

Types of Investments	Cost or Amortized Cost (1)	Estimated Fair Value	Amount at Which Shown on Balance Sheet
Fixed maturity securities:
Bonds:
Foreign government securities	$49,840	$52,536	$52,536
U.S. Treasury and agency securities	34,132	40,012	40,012
Public utilities	11,959	13,590	13,590
State and political subdivision securities	11,975	13,235	13,235
All other corporate bonds	145,342	153,587	153,587

Total bonds	253,248	272,960	272,960
Mortgage-backed and asset-backed securities	73,675	74,685	74,685
Redeemable preferred stock	2,888	2,626	2,626
Other fixed maturity securities	—	—	—

Total fixed maturity securities	329,811	350,271	350,271

Trading and other securities	19,632	18,268	18,268

Equity securities:
Common stock:
Industrial, miscellaneous and all other	2,120	2,105	2,105
Banks, trust and insurance companies	99	100	100
Public utilities	—	—	—
Non-redeemable preferred stock	989	818	818

Total equity securities	3,208	3,023	3,023

Mortgage loans:
Held-for-investment	56,915		56,915
Held-for-sale	15,178		15,178

Mortgage loans, net	72,093		72,093

Policy loans	11,892		11,892
Real estate and real estate joint ventures	8,299		8,299
Real estate acquired in satisfaction of debt	264		264
Other limited partnership interests	6,378		6,378
Short-term investments	17,310		17,310
Other invested assets	23,581		23,581

Total investments	$492,468		$511,379

(1)

The Company’s trading and other securities portfolio is mainly comprised of fixed maturity and equity securities, including mutual funds and, to a lesser extent, short-term investments and cash and cash equivalents. Cost or amortized cost for fixed maturity securities and mortgage loans held-for-investment represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests cost represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.